BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—96.2%
Communication Services—1.5%
Nexstar Media Group, Inc., Class A	38,075	$4,007,394
Yelp, Inc.*	186,174	5,946,397
		9,953,791
Consumer Discretionary—11.7%
Beazer Homes USA, Inc.*	124,060	1,837,329
Callaway Golf Co.*	18,388	390,745
Carriage Services, Inc.(a)	49,518	1,347,385
Extended Stay America, Inc.	154,207	2,114,178
Foot Locker, Inc.(a)	150,046	5,611,720
Frontdoor, Inc.*	137,399	6,504,469
Hanesbrands, Inc.(a)	314,180	4,461,356
Harley-Davidson, Inc.(a)	166,943	6,726,133
International Game Technology PLC*	274,412	3,454,847
LCI Industries	50,127	6,304,974
Lithia Motors, Inc., Class A(a)	54,514	15,770,900
Movado Group, Inc.*(a)	75,816	1,283,565
Skechers U.S.A., Inc., Class A*	191,677	6,415,429
Standard Motor Products, Inc.	41,456	1,918,998
Steven Madden Ltd.*	157,786	4,965,525
Tempur Sealy International, Inc.*(a)	112,940	2,844,959
Toll Brothers, Inc.	50,303	2,381,847
TravelCenters of America, Inc.*	44,428	1,445,687
Wyndham Destinations, Inc.	57,294	2,409,786
ZAGG, Inc.*(a)	291,267	1,115,553
		79,305,385
Consumer Staples—3.1%
Energizer Holdings, Inc.(a)	198,552	8,317,343
Fresh Del Monte Produce, Inc.	148,309	3,765,566
Nomad Foods Ltd.*	159,985	3,863,638
Spectrum Brands Holdings, Inc.	38,345	2,562,596
Universal Corp.	64,343	2,928,250
		21,437,393
Energy—4.3%
Cactus, Inc., Class A	107,789	2,500,705
ChampionX Corp.*	468,152	5,561,646
Diamondback Energy, Inc.(a)	92,461	3,694,742
Helmerich & Payne, Inc.	119,375	2,718,169
National Energy Services Reunited Corp.*	54,349	475,010
Parsley Energy, Inc., Class A(a)	142,846	1,789,860
ProPetro Holding Corp.*	352,124	2,031,755
Viper Energy Partners LP(a)	194,842	2,182,230
World Fuel Services Corp.	284,973	8,098,933
		29,053,050
Financials—28.4%
AllianceBernstein Holding LP	74,309	2,368,228
AMERISAFE, Inc.	46,455	2,542,482
Ares Commercial Real Estate Corp.(a)	121,156	1,349,678
Assured Guaranty Ltd.	330,324	9,952,662
Axis Capital Holdings Ltd.	179,032	8,971,294
BankUnited, Inc.	164,857	4,700,073
Blackstone Mortgage Trust, Inc., Class A(a)	210,270	5,462,815
Columbia Banking System, Inc.	53,915	1,704,253
Essent Group Ltd.	192,384	8,437,962
Evercore, Inc., Class A	76,289	6,936,959
Federal Agricultural Mortgage Corp., Class C	56,672	3,836,694
First American Financial Corp.	103,575	5,017,173
First Citizens BancShares Inc., Class A(a)	6,864	3,628,242
First Hawaiian, Inc.	322,307	7,064,969
First Horizon National Corp.	203,992	2,492,782
First Merchants Corp.	92,613	3,085,865
FirstCash, Inc.	97,514	6,264,299
Flushing Financial Corp.	67,671	960,928
Hanover Insurance Group, Inc., (The)	55,364	6,220,145
Heritage Financial Corp.(a)	87,102	2,026,864
Heritage Insurance Holdings, Inc.	99,412	1,027,920
Hope Bancorp, Inc.	139,346	1,321,000
James River Group Holdings Ltd.	104,886	4,780,704
Luther Burbank Corp.	216,947	2,132,589
Merchants Bancorp	95,639	2,547,823
Mr Cooper Group, Inc.*	183,367	4,888,564
National General Holdings Corp.	244,658	8,337,945
Navient Corp.	709,224	6,645,429
Nelnet, Inc., Class A(a)	37,164	2,523,436
NMI Holdings, Inc., Class A*	130,624	2,861,972
PennyMac Financial Services, Inc.	112,325	6,474,413
PRA Group, Inc.*(a)	93,124	3,876,752
ProAssurance Corp.	85,782	1,364,792
RBB Bancorp	75,447	1,119,634
Reinsurance Group of America, Inc.	20,982	2,418,805
Silvercrest Asset Management Group, Inc., Class A	378,407	5,029,029
SLM Corp.	1,207,990	12,816,774
South State Corp.	41,422	2,753,320
Starwood Property Trust, Inc.	179,944	3,228,195
State Auto Financial Corp.	56,616	850,372
Synovus Financial Corp.	53,067	1,675,325
Umpqua Holdings Corp.	145,962	2,027,412
Velocity Financial, Inc.*(a)	289,044	1,812,306
Walker & Dunlop, Inc.	137,172	10,975,132
Washington Federal, Inc.	72,316	1,690,025
White Mountains Insurance Group Ltd.	4,370	4,195,200
		192,399,235
Health Care—6.4%
Change Healthcare, Inc.*	845,436	14,482,319
Envista Holdings Corp.*	285,463	8,486,815
Hanger, Inc.*	76,812	1,742,864
LHC Group, Inc.*	28,102	5,516,985
R1 RCM, Inc.*	192,376	3,901,385
Syneos Health, Inc.*	140,091	9,223,591
		43,353,959
Industrials—18.2%
ABM Industries, Inc.	221,433	8,525,170
ACCO Brands Corp.	357,841	2,741,062
AECOM Technology Corp.*	84,456	4,382,422
Aegion Corp.*	136,094	2,334,012
ASGN, Inc.*	107,776	8,425,928
BMC Stock Holdings, Inc.*(a)	160,625	7,860,987
CBIZ, Inc.*	135,246	3,275,658
Covanta Holding Corp.	161,555	2,003,282
CRA International, Inc.	93,799	4,300,684
Curtiss-Wright Corp.	57,446	6,621,226
EMCOR Group, Inc.	24,723	2,130,628
EnerSys	95,554	7,817,273
Ennis, Inc.	53,932	882,867
Foundation Building Materials, Inc.*	126,072	2,425,625
FTI Consulting, Inc.*	59,796	6,279,776
Harsco Corp.*	256,305	4,344,370
HD Supply Holdings, Inc.*	96,712	5,394,595
Heidrick & Struggles International, Inc.	52,893	1,380,507
Hillenbrand, Inc.	79,791	2,989,769
IAA, Inc.*	31,668	1,897,547
IBEX Holdings Ltd.*	134,865	2,683,813
ICF International, Inc.	70,268	5,089,511
KAR Auction Services, Inc.*	408,260	7,369,093
Korn/Ferry International	51,338	2,055,574
Landstar System, Inc.	12,847	1,688,353
MasTec, Inc.*(a)	45,463	2,578,207
NN, Inc.	256,565	1,607,380
Terex Corp.*	93,029	2,883,899
WESCO International, Inc.*	171,357	11,175,904
		123,145,122
Information Technology—13.6%
Bel Fuse, Inc., Class B(a)	145,454	2,132,356
Belden, Inc.	132,033	5,080,630
Diebold Nixdorf, Inc.*(a)	193,549	1,832,909
DXC Technology Co.*	203,843	4,466,200
EVERTEC, Inc.	146,213	5,434,737
Insight Enterprises, Inc.*	81,413	5,819,401
InterDigital Inc.	94,843	5,682,044
MAXIMUS, Inc.	49,266	3,537,791
NCR Corp.*	225,701	6,245,147
Rackspace Technology, Inc.*	115,707	2,078,098
Science Applications International Corp.	99,976	9,251,779
SMART Global Holdings, Inc.*(a)	120,395	3,694,923
Sykes Enterprises, Inc.*	176,202	6,630,481
SYNNEX Corp.*	99,378	15,931,287
TTEC Holdings, Inc.	111,552	7,547,608
Ultra Clean Holdings, Inc.*(a)	76,985	2,435,805
Unisys Corp.*(a)	313,994	4,578,033
		92,379,229
Materials—6.8%
Graphic Packaging Holding Co.	1,073,989	16,453,511
Huntsman Corp.	97,889	2,424,711
Ingevity Corp.*	66,937	4,456,665
Minerals Technologies, Inc.	30,716	1,863,540
Orion Engineered Carbons SA*	155,376	2,417,651
PQ Group Holdings, Inc.*	153,289	1,960,566
Schweitzer-Mauduit International, Inc.	150,926	5,249,206
Valvoline, Inc.	488,478	11,132,414
		45,958,264
Real Estate—1.9%
Cousins Properties, Inc.	244,241	8,160,092
Jones Lang LaSalle, Inc.(a)	18,072	2,390,745
Spirit Realty Capital, Inc.(a)	62,195	2,291,264
		12,842,101
Utilities—0.3%
Pure Cycle Corp.*	206,942	1,974,227
TOTAL COMMON STOCKS
(Cost $480,883,918)		651,801,756

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—8.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15%(b)	59,048,764	59,048,764
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $59,048,764)		59,048,764
SHORT-TERM INVESTMENTS—3.5%
U.S. Bank Money Market Deposit Account, 0.03%(b)	23,369,589	23,369,589
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,369,589)		23,369,589
TOTAL INVESTMENTS—108.4%
(Cost $563,302,271)		734,220,109
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.4)%		(57,166,590)
NET ASSETS—100.0%		$677,053,519

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2020, the market value of securities on loan was $55,971,149.91.
(b)	The rate shown is as of November 30, 2020.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$9,953,791	$9,953,791	$-	$-	$-
Consumer Discretionary	79,305,385	79,305,385	-	-	-
Consumer Staples	21,437,393	21,437,393	-	-	-
Energy	29,053,050	29,053,050	-	-	-
Financials	192,399,235	192,399,235	-	-	-
Health Care	43,353,959	43,353,959	-	-	-
Industrials	123,145,122	123,145,122	-	-	-
Information Technology	92,379,229	92,379,229	-	-	-
Materials	45,958,264	45,958,264	-	-	-
Real Estate	12,842,101	12,842,101	-	-	-
Utilities	1,974,227	1,974,227	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	59,048,764	-	-	-	59,048,764
Short-Term Investments	23,369,589	23,369,589	-	-	-
Total Assets	$734,220,109	$675,171,345	$-	$-	$59,048,764

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.